Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	15. RELATED PARTY TRANSACTIONS In January 2024, Ambow made a borrowing of $200 from a member of the management team of the Company and repaid the borrowing by the end of March 2024.